Identified Intangible Assets - Summary of Identified Intangible Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		$ 9,335	$ 9,512
Accumulated amortization		(3,472)	(2,169)	$ (1,188)
In-Process Research and Development [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	687	1,380
Accumulated amortization	[1]	0	0
Marketing-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		82	81
Accumulated amortization		(34)	(18)
Customer-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		1,155	1,146
Accumulated amortization		(437)	(322)
Technology-Based Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		7,303	6,790
Accumulated amortization		(2,907)	(1,739)
Other Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		9,227	9,397
Accumulated amortization		(3,378)	(2,079)	(1,083)
Software [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		108	115
Accumulated amortization		$ (94)	$ (90)	$ (105)

[1]	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.